                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-4165
                                   ---------------------------------------------

                   AMERICAN CENTURY TAREGET MATURITIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

    4500 MAIN STREET, KANSAS CITY, MISSOURI                   64111
--------------------------------------------------------------------------------
   (Address of principal executive offices)                 (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:   816-531-5575
                                                   -----------------------------

Date of fiscal year end:      09-30
                         -------------------------------------------------------

Date of reporting period:     06-30-2006
                         -------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
TARGET 2010 FUND
JUNE 30, 2006

[american century investments logo and text logo]

TARGET 2010 - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(1) - 82.7%
        $1,000,000  STRIPS - COUPON, 3.44%, 5/15/09                 $    864,369
            59,000  TIGR, 3.77%, 5/15/09                                  50,642
         5,106,000  TR, 3.93%, 5/15/09                                 4,382,720
        16,367,000  CATS, 4.98%, 8/15/09                              13,875,288
         1,400,000  Federal Judiciary, 3.47%, 8/15/09                  1,188,667
         1,000,000  STRIPS - COUPON, 3.47%, 8/15/09                      854,221
            13,000  TIGR, 2.95%, 8/15/09                                   6,782
           149,500  TIGR, 2.95%, 8/15/09                                  77,994
           534,000  REFCORP STRIPS - COUPON, 3.65%, 10/15/09             451,733
         1,237,000  CATS, 6.31%, 11/15/09                              1,034,539
         3,500,000  STRIPS - COUPON, 4.90%, 11/15/09                   2,951,256
        30,500,000  STRIPS - PRINCIPAL, 5.88%, 11/15/09               25,722,297
           715,000  REFCORP STRIPS - COUPON, 3.63%, 1/15/10              597,864
         2,500,000  STRIPS - COUPON, 4.47%, 2/15/10                    2,085,923
        10,000,000  STRIPS - PRINCIPAL, 4.42%, 2/15/10                 8,326,050
         1,228,000  REFCORP STRIPS - COUPON, 7.16%, 4/15/10            1,014,770
         4,787,000  STRIPS - COUPON, 5.13%, 5/15/10                    3,945,929
           577,000  STRIPS - COUPON, 9.24%, 8/15/10                      470,283
         5,000,000  STRIPS - PRINCIPAL, 4.19%, 8/15/10                 4,070,340
         8,000,000  STRIPS - PRINCIPAL, 4.61%, 8/15/10                 6,512,544
         3,136,000  REFCORP STRIPS - COUPON, 6.53%, 10/15/10           2,530,391
         4,839,000  STRIPS - COUPON, 7.67%, 11/15/10                   3,897,002
        19,361,000  REFCORP STRIPS - COUPON, 6.28%, 1/15/11           15,409,323
           507,000  Federal Judiciary, 4.38%, 2/15/11                    398,941
        27,310,000  STRIPS - COUPON, 7.99%, 2/15/11                   21,683,594
         5,000,000  STRIPS - PRINCIPAL, 4.41%, 2/15/11                 3,973,475
         1,850,000  REFCORP STRIPS - COUPON, 8.14%, 4/15/11            1,459,125
         2,500,000  STRIPS - COUPON, 6.65%, 5/15/11(1)                 1,973,380
         7,000,000  REFCORP STRIPS - COUPON, 4.98%, 7/15/11            5,438,083
        24,715,000  STRIPS - COUPON, 5.49%, 8/15/11(1)                19,129,459
        29,287,000  REFCORP STRIPS - COUPON, 4.80%, 10/15/11          22,562,383
         3,000,000  STRIPS - COUPON, 4.12%, 11/15/11                   2,317,263
                                                                 ---------------
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS           179,256,630
  (Cost $175,482,312)                                            ---------------

ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(1)- 17.0%
         5,000,000  FHLB, 4.76%, 10/19/09                              4,178,090
         3,555,000  FHLMC STRIPS - COUPON, 4.44%, 1/15/10              2,947,952
         3,244,000  FICO STRIPS - COUPON, 4.27%, 4/6/10                2,660,687
         4,460,000  FICO STRIPS - COUPON, 6.02%, 5/11/10               3,639,864
         2,805,000  FICO STRIPS - COUPON, 6.09%, 5/30/10               2,283,301
         3,750,000  FHLMC STRIPS - COUPON, 4.95%, 7/15/10              3,034,305
         1,231,000  FHLMC STRIPS - COUPON, 4.16%, 9/15/10                987,871
         2,800,000  FICO STRIPS - COUPON, 4.42%, 10/6/10               2,240,470
         7,000,000  FICO STRIPS - COUPON, 6.11%, 11/11/10              5,573,666
         2,381,000  Government Trust Certificates,
                    5.11%, 11/15/10                                    1,897,393
         4,403,000  Government Trust Certificates,
                    5.38%, 11/15/10                                    3,508,702
         2,973,000  FICO STRIPS - COUPON, 4.77%, 12/6/10               2,357,747

TARGET 2010 - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

         1,845,000  FHLMC STRIPS - COUPON, 4.71%, 1/15/11              1,453,784
                                                                 ---------------
TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES                   36,763,832
                                                                 ---------------
  (Cost $36,983,900)

TEMPORARY CASH INVESTMENTS - 0.3%
           679,000  FHLB Discount Notes, 4.90%, 7/3/06(2)                679,000
                                                                 ---------------
  (Cost $678,815)

TOTAL INVESTMENT SECURITIES - 100.0%                                 216,699,463
                                                                 ---------------
  (COST $213,145,027)
OTHER ASSETS AND LIABILITIES(3)                                           31,835
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                           $216,731,298
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
CATS = Certificates of Accrual of Treasury Securities
Equivalent = Security whose principal payments are secured by U.S. Treasurys
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FICO = Financing Corporation
REFCORP = Resolution Funding Corporation
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TIGR = Treasury Investment Growth Receipts
TR = Treasury Receipts
(1) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(2) The rate indicated is the yield to maturity at purchase.
(3) Category is less than 0.05% of total net assets.

TARGET 2010 - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments           $213,145,027
                                          ============
Gross tax appreciation of investments     $  5,768,249
Gross tax depreciation of investments      (2,213,813)
                                          ------------
Net tax appreciation of investments       $  3,554,436
                                          ============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
TARGET 2015 FUND
JUNE 30, 2006

[american century investments logo and text logo]

TARGET 2015 - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(1) - 87.8%
           $30,000  Federal Judiciary, 4.68%, 2/15/14               $     20,037
         1,404,000  REFCORP STRIPS - COUPON, 4.55%, 4/15/14              936,694
         6,250,000  STRIPS - COUPON, 4.41%, 5/15/14                    4,176,650
           184,000  REFCORP STRIPS - COUPON, 4.82%, 10/15/14             119,275
         3,000,000  STRIPS - COUPON, 4.65%, 11/15/14                   1,950,897
        14,810,000  REFCORP STRIPS - COUPON, 6.72%, 1/15/15            9,468,951
         5,485,000  Federal Judiciary, 4.78%, 2/15/15                  3,462,702
         9,850,000  STRIPS - COUPON, 6.67%, 2/15/15                    6,323,611
        27,560,000  REFCORP STRIPS - COUPON, 8.09%, 4/15/15           17,384,077
           408,000  STRIPS - COUPON, 9.17%, 5/15/15                      258,586
        28,469,000  REFCORP STRIPS - COUPON, 8.17%, 7/15/15           17,716,971
         9,203,000  STRIPS - COUPON, 8.82%, 8/15/15                    5,758,243
        25,598,000  REFCORP STRIPS - COUPON, 8.23%, 10/15/15          15,694,287
        18,981,000  STRIPS - COUPON, 7.76%, 11/15/15                  11,692,467
         9,000,000  STRIPS - PRINCIPAL, 4.82%, 11/15/15                5,564,358
         4,159,000  REFCORP STRIPS - COUPON, 5.15%, 1/15/16            2,512,627
        15,800,000  STRIPS - COUPON, 6.98%, 2/15/16                    9,598,895
        17,700,000  STRIPS - COUPON, 6.26%, 5/15/16                   10,604,566
        28,091,000  REFCORP STRIPS - COUPON, 8.23%, 7/15/16           16,493,996
         1,000,000  STRIPS - COUPON, 4.91%, 8/15/16                      590,819
        28,742,000  REFCORP STRIPS - COUPON, 7.63%, 10/15/16          16,635,611
        15,000,000  STRIPS - COUPON, 4.81%, 11/15/16                   8,747,790
                                                                 ---------------
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS           165,712,110
  (Cost $141,073,676)                                            ---------------

ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(1) - 12.0%
         2,232,000  FICO STRIPS - COUPON, 5.14%, 5/30/14               1,456,443
         5,000,000  FHLMC STRIPS - COUPON, 4.94%, 11/24/14             3,173,849
           180,000  FICO STRIPS - COUPON, 5.00%, 11/30/14                114,155
         7,681,000  FICO STRIPS - COUPON, 6.78%, 2/8/15                4,821,686
         3,038,000  FICO STRIPS - COUPON, 4.98%, 4/6/15                1,890,514
         1,017,000  FICO STRIPS - COUPON, 5.76%, 4/6/15                  632,868
         3,750,000  FHLMC STRIPS - COUPON, 5.88%, 7/15/15              2,299,084
            52,000  FICO STRIPS - COUPON, 5.47%, 11/2/15                  31,298
         2,000,000  FICO STRIPS - COUPON, 5.77%, 11/11/15              1,201,820
           190,000  FICO STRIPS - COUPON, 5.16%, 12/6/15                 113,705
         5,125,000  FICO STRIPS - COUPON, 4.70%, 12/27/15              3,056,663
         1,500,000  FHLMC STRIPS - COUPON, 5.45%, 1/15/16                892,028
         5,000,000  FICO STRIPS - COUPON, 6.42%, 6/6/16                2,906,180
                                                                 ---------------
TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES                   22,590,293
  (Cost $22,261,570)                                             ---------------

TEMPORARY CASH INVESTMENTS - 0.3%
           624,000  FHLB Discount Notes, 4.90%, 7/3/06(2)                624,000
                                                                 ---------------
  (Cost $623,830)

TOTAL INVESTMENT SECURITIES - 100.1%                                 188,926,404
                                                                 ---------------
  (COST $163,959,076)

TARGET 2015 - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
                                                                         VALUE
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES - (0.1)%                                  (118,195)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                           $188,808,209
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
Equivalent = Security whose principal payments are secured by U.S. Treasurys
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FICO = Financing Corporation
REFCORP = Resolution Funding Corporation
STRIPS = Separate Trading of Registered Interest and Principal of Securities
(1) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(2) The rate indicated is the yield to maturity at purchase.

TARGET 2015 - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments           $164,129,313
                                          ============
Gross tax appreciation of investments     $ 26,597,892
Gross tax depreciation of investments      (1,800,801)
                                          ------------
Net tax appreciation of investments       $ 24,797,091
                                          ============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
TARGET 2020 FUND
JUNE 30, 2006

[american century investments logo and text logo]

TARGET 2020 - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(1) - 96.2%
       $20,500,000  REFCORP STRIPS - COUPON, 6.36%, 1/15/19         $ 10,398,204
           285,000  Federal Judiciary, 5.26%, 2/15/19                    142,676
         1,000,000  STRIPS - COUPON, 5.24%, 2/15/19                      513,066
           258,000  REFCORP STRIPS - COUPON, 6.21%, 4/15/19              128,837
         1,000,000  STRIPS - COUPON, 5.26%, 5/15/19                      505,692
           299,000  Federal Judiciary, 5.70%, 8/15/19                    145,636
         1,000,000  STRIPS - COUPON, 5.26%, 8/15/19                      499,675
         4,000,000  STRIPS - COUPON, 5.83%, 11/15/19                   1,967,316
        19,674,000  REFCORP STRIPS - COUPON, 8.52%, 1/15/20            9,415,721
         3,500,000  STRIPS - COUPON, 8.03%, 2/15/20                    1,698,704
        27,299,000  REFCORP STRIPS - COUPON, 6.10%, 4/15/20           12,865,282
           396,000  AID (Israel), 5.91%, 5/15/20                         183,154
         8,188,000  STRIPS - COUPON, 6.89%, 5/15/20                    3,911,031
         2,000,000  STRIPS - PRINCIPAL, 6.14%, 5/15/20                   959,184
        37,918,000  REFCORP STRIPS - COUPON, 8.20%, 7/15/20           17,611,508
        43,144,000  REFCORP STRIPS - PRINCIPAL, 6.38%, 7/15/20        20,121,067
           115,000  Federal Judiciary, 6.19%, 8/15/20                     52,734
        12,135,000  STRIPS - COUPON, 6.40%, 8/15/20                    5,719,626
         5,000,000  STRIPS - PRINCIPAL, 6.21%, 8/15/20                 2,366,405
        35,406,000  REFCORP STRIPS - COUPON, 6.39%, 10/15/20          16,221,648
         3,000,000  REFCORP STRIPS - PRINCIPAL, 6.64%, 10/15/20        1,380,225
        15,907,000  STRIPS - COUPON, 8.22%, 11/15/20                   7,398,282
        39,289,000  REFCORP STRIPS - COUPON, 7.01%, 1/15/21           17,773,086
        23,535,000  REFCORP STRIPS - PRINCIPAL, 5.82%, 1/15/21        10,681,736
           110,000  Federal Judiciary, 5.75%, 2/15/21                     49,137
         5,000,000  STRIPS - COUPON, 7.08%, 2/15/21                    2,297,975
        16,500,000  STRIPS - COUPON, 5.63%, 5/15/21                    7,461,515
         2,000,000  STRIPS - PRINCIPAL, 5.85%, 5/15/21                   908,364
        10,000,000  STRIPS - PRINCIPAL, 5.81%, 8/15/21                 4,481,930
         2,000,000  STRIPS - COUPON, 5.30%, 11/15/21                     880,606
        10,000,000  STRIPS - PRINCIPAL, 5.46%, 11/15/21                4,416,230
                                                                 ---------------
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS           163,156,252
  (Cost $139,678,701)                                            ---------------

ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES - 3.9%
           535,000  FICO STRIPS - COUPON, 5.81%, 4/5/19                  264,393
            11,000  TVA STRIPS - COUPON, 5.66%, 5/1/19                     5,286
             9,000  TVA STRIPS - COUPON, 5.70%, 11/1/19                    4,199
         6,250,000  FHLMC STRIPS - COUPON, 6.30%, 1/15/20              2,936,544
         7,683,000  Government Trust Certificates,
                    5.76%, 4/1/21                                      3,354,229
                                                                 ---------------
TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES                    6,564,651
   (Cost $6,286,769)                                             ---------------

TOTAL INVESTMENT SECURITIES                                          169,720,903
   (COST $145,965,470)                                           ---------------

OTHER ASSETS AND LIABILITIES - (0.1)%                                   (88,776)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                           $169,632,127
                                                                 ===============

TARGET 2020 - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS
AID = Agency for International Development
Equivalent = Security whose principal payments are secured by U.S. Treasurys
FHLMC = Federal Home Loan Mortgage Corporation
FICO = Financing Corporation
REFCORP = Resolution Funding Corporation
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TVA = Tennessee Valley Authority
(1) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

TARGET 2020 - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments             $145,979,181
                                            ============
Gross tax appreciation of investments       $ 23,782,884
Gross tax depreciation of investments           (41,162)
                                            ------------
Net tax appreciation of investments         $ 23,741,722
                                            ============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
TARGET 2025 FUND
JUNE 30, 2006

[american century investments logo and text logo]

TARGET 2025 - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(1) - 97.0
        $4,650,000  REFCORP STRIPS - COUPON,
                    6.56%, 1/15/24                                  $  1,787,651
        14,000,000  STRIPS - COUPON,
                    5.01%, 2/15/24                                     5,485,396
         1,560,000  REFCORP STRIPS - COUPON,
                    6.66%, 4/15/24                                       591,736
        15,500,000  STRIPS - COUPON, 4.91%,
                    5/15/24                                            5,992,889
           926,000  REFCORP STRIPS - COUPON,
                    7.10%, 7/15/24                                       346,569
        13,000,000  STRIPS - COUPON, 5.49%,
                    8/15/24                                            4,959,984
        13,184,000  REFCORP STRIPS - COUPON,
                    7.30%, 10/15/24                                    4,868,627
        40,600,000  STRIPS - COUPON, 4.94%,
                    11/15/24                                          15,285,575
         1,600,000  STRIPS - PRINCIPAL, 7.26%,
                    11/15/24                                             605,629
        18,050,000  REFCORP STRIPS - COUPON,
                    6.76%, 1/15/25                                     6,584,748
        65,900,000  STRIPS - COUPON, 4.89%,
                    2/15/25                                           24,527,519
        10,500,000  STRIPS - PRINCIPAL, 5.51%,
                    2/15/25                                            3,915,125
        23,013,000  REFCORP STRIPS - COUPON,
                    6.56%, 4/15/25                                     8,288,822
        86,175,000  STRIPS - COUPON, 5.02%,
                    5/15/25                                           31,650,872
        13,556,000  REFCORP STRIPS - COUPON,
                    6.44%, 7/15/25                                     4,823,726
        67,000,000  STRIPS - COUPON, 4.89%,
                    8/15/25                                           24,328,973
        21,850,000  STRIPS - PRINCIPAL, 5.34%,
                    8/15/25                                            7,963,735
        23,493,000  REFCORP STRIPS - COUPON,
                    6.57%, 10/15/25                                    8,254,148
        75,170,000  STRIPS - COUPON, 5.07%,
                    11/15/25                                          26,936,418
        25,035,000  REFCORP STRIPS - COUPON,
                    7.08%, 1/15/26                                     8,701,440
        46,299,000  STRIPS - COUPON, 5.10%,
                    2/15/26                                           16,435,126
        17,000,000  STRIPS - PRINCIPAL, 4.88%,
                    2/15/26                                            6,046,169
        44,174,000  REFCORP STRIPS - COUPON,
                    6.11%, 4/15/26                                    15,170,588
        44,991,000  STRIPS - COUPON, 4.98%,
                    5/15/26                                           15,761,382
        31,767,000  REFCORP STRIPS - COUPON,
                    7.29%, 7/15/26                                    10,765,932
        40,600,000  STRIPS - COUPON, 5.09%,
                    8/15/26                                           14,036,638
        11,739,000  REFCORP STRIPS - COUPON,
                    7.35%, 10/15/26                                    3,931,145
         5,000,000  STRIPS - COUPON, 5.75%,
                    11/15/26                                           1,709,370
                                                                 ---------------
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS           279,755,932
  (Cost $279,054,385)                                            ---------------

ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(1) - 2.4%
         4,664,000  FNMA STRIPS - COUPON, 5.73%,
                    1/15/24                                            1,749,928
            10,000  FNMA STRIPS - COUPON, 6.14%,
                    4/8/24                                                 3,651
         1,000,000  TVA STRIPS - COUPON, 6.58%,
                    5/1/24                                               358,893
         5,345,000  FNMA STRIPS - COUPON, 5.94%,
                    3/23/25                                            1,850,647
         1,838,000  FNMA STRIPS - COUPON, 5.11%,
                    5/15/25                                              641,238
         1,092,000  TVA STRIPS - COUPON, 6.12%,
                    11/1/25                                              360,482
         2,376,000  TVA STRIPS - PRINCIPAL, 6.50%,
                    11/1/25                                              786,368
         2,913,000  FNMA STRIPS - COUPON, 5.28%,
                    11/15/25                                             990,175
           841,000  FNMA STRIPS - COUPON, 5.10%,
                    1/15/26                                              283,948
                                                                 ---------------
TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES                    7,025,330
  (Cost $6,953,543)                                              ---------------

TEMPORARY CASH INVESTMENTS - 0.4%
         1,221,000  FHLB Discount Notes, 4.90%,
                    7/3/06(2)                                          1,221,000
                                                                 ---------------
  (Cost $1,220,668)

TARGET 2025 - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES - 99.8%                                  288,002,262
                                                                 ---------------
  (COST $287,228,596)
OTHER ASSETS AND LIABILITIES - 0.2%                                      559,099
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                           $288,561,361
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
Equivalent = Security whose principal payments are secured by U.S. Treasurys
FHLB = Federal Home Loan Bank
FNMA = Federal National Mortgage Association
REFCORP = Resolution Funding Corporation
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TVA = Tennessee Valley Authority
(1) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(2) The rate indicated is the yield to maturity at purchase.

TARGET 2025 - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments              $288,742,144
                                             ============
Gross tax appreciation of investments        $ 14,770,519
Gross tax depreciation of investments        (15,510,401)
                                             ------------
Net tax depreciation of investments          $  (739,882)
                                             ============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY TARGET MATURITIES TRUST

By:      /s/  William M. Lyons
         -----------------------------------------------
         Name:      William M. Lyons
         Title:     President

Date:    August 24, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/  William M. Lyons
         -----------------------------------------------
         Name:      William M. Lyons
         Title:     President
                    (principal executive officer)

Date:    August 24, 2006

By:      /s/  Maryanne L. Roepke
         -----------------------------------------------
         Name:      Maryanne L. Roepke
         Title:     Sr. Vice President, Treasurer, and
                    Chief Financial Officer
                    (principal financial officer)

Date:    August 24, 2006